Financial Highlights - Schedule of condensed financial information for an accumulation unit of the account (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Per Accumulation Unit Data:
Rental income (in dollars per share)	$ 16.433	$ 15.538	$ 15.862	$ 15.313	$ 16.345
Real estate property level expenses and taxes (in dollars per share)	7.534	7.319	7.788	8.112	9.059
Real estate income, net (in dollars per share)	8.899	8.219	8.074	7.201	7.286
Other income (in dollars per share)	3.594	3.342	3.459	2.759	2.178
Total income (in dollars per share)	12.493	11.561	11.533	9.960	9.464
Expense charges (in dollars per share)	3.290	3.092	2.880	2.672	2.562
Investment income, net (in dollars per share)	9.203	8.469	8.653	7.288	6.902
Net realized and unrealized gain on investments and mortgage loans payable (in dollars per share)	9.660	18.911	27.868	19.015	18.013
Net increase in Accumulation Unit Value (in dollars per share)	18.863	27.380	36.521	26.303	24.915
Accumulation Unit Value:
Beginning of period (in dollars per share)	362.773	335.393	298.872	272.569	247.654
End of period (in dollars per share)	$ 381.636	$ 362.773	$ 335.393	$ 298.872	$ 272.569
Total return	5.20%	8.16%	12.22%	9.65%	10.06%
Ratios to Average net Assets:
Expenses	0.86%	0.86%	0.89%	0.92%	0.95%
Investment income, net	2.41%	2.37%	2.68%	2.50%	2.55%
Portfolio turnover rate:
Real estate properties	1.30%	5.70%	6.50%	2.10%	10.20%
Marketable securities	3.50%	10.00%	15.90%	8.40%	21.90%
Accumulation Units outstanding at end of period (in millions) (in shares)	62.4	60.4	57.9	55.3	53.3
Net assets end of period (in millions)	$ 24,304.7	$ 22,360.0	$ 19,829.0	$ 16,907.9	$ 14,861.1